Virtus Bond Fund
Virtus Bond Fund
Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Bond Fund	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	[1]	5.00%	[2]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Bond Fund		Class A	Class B	Class C	Class I
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.03%	1.78%	1.78%	0.78%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	476	691	922	1,587
Class B	581	760	964	1,897
Class C	281	560	964	2,095
Class I	80	249	433	966

Expense Example, No Redemption Virtus Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	476	691	922	1,587
Class B	181	560	964	1,897
Class C	181	560	964	2,095
Class I	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;
  Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which generally are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and
  High-yield debt instruments, including bank loans (which are generally floating-rate).

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.
  Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.
  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.
  U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q2/2009: 5.51%	Worst Quarter: Q2/2004: -2.36%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns Virtus Bond Fund	1 Year	5 Years	10 Years
Class A	4.13%	5.84%	5.12%
Class A Return After Taxes on Distributions	1.01%	3.96%	3.39%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.65%	3.70%	3.27%
Class B	3.39%	5.86%	4.72%
Class C	7.36%	5.85%	4.73%
Class I	8.49%	6.92%	5.79%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.